ADVISORS PREFERRED TRUST

OnTrack Core Fund

Incorporated herein by reference are the definitive versions of the prospectuses for OnTrack Core Fund – Investor Class Shares and OnTrack Core Fund – Advisor Class Shares filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 15, 2014 (SEC Accession No. 0000910472-14-002146).